Selling expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of selling expenses

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Taxes, rates and contributions	13,115	10,349	1,506	6,739
Transportation	9,596	5,878	787	3,593
Tax on bank transactions	4,495	4,390	648	2,367
(Reversal) /Allowances for expected credit losses (Note 16)	(118)	539	49	—
Fees and compensation for services	50	158	101	542
Others	—	27	—	23

Total selling expenses	27,138	21,341	3,091	13,264